Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accounts Receivable
As at	December 31, 2021	December 31, 2020
Trade receivables	10,865	15,786
Other receivables	—	112
	10,865	15,898